Property, plant and equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Increase (decrease) in property, plant and equipment	$ 19,500,000
Depreciation, property, plant and equipment	6,800,000	$ 4,900,000
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	400,000
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Property, plant and equipment, pledged as security	$ 119,400,000	$ 122,400,000